Summary of Significant Accounting Policies (Impact of Adoption of Accounting Guidance) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Item Effected [Line Items]
Subscription	$ 106,250	$ 77,800	$ 170,696	$ 115,553	$ 83,134
Professional Services	27,125	15,062	36,797	18,714	12,309
Total Revenue	133,375	92,862	207,493	134,267	95,443
Total Deferred Revenue			39,273
Under Previous Accounting Guidance [Member]
Item Effected [Line Items]
Subscription			173,093
Professional Services			32,752
Total Revenue			205,845
Total Deferred Revenue			40,921
Impact Of Adoption Of ASU 2009-13 [Member]
Item Effected [Line Items]
Subscription			(2,397)
Professional Services			4,045
Total Revenue			1,648
Total Deferred Revenue			$ (1,648)